Consolidated Statements of Changes in Equity (Parentheticals) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Equity	$ 31,485	$ 31,289	$ 32,534
Cumulative translation adjustments
Equity	95	93	93
Additional paid-in capital
Equity	$ 1,875	$ 1,875	$ 1,874